Employee Stock Ownership Plan (Details) - EBP 002 - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
	Dec. 11, 2025	Dec. 31, 2025
EBP, Contribution [Line Items]
Employee stock ownership plan, distributions		$ 1,323
Dividends declared (in dollars per share)	$ 0.8775